Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Tax (benefit) expense	$ (136,951)	$ 240,643	$ (178,904)
Effective tax rate	61.20%	24.10%	22.40%
Total deferred tax asset (liability)	$ (251,276)	$ (131,206)	$ (358,666)	$ (176,954)
Uncertain tax position liability	0	0	0
Tax credit carryforwards	233,969	163,158	184,975
Federal tax credits	(91,831)
Capital loss carryforwards	14,203	0	21,401
Capital loss carryforwards for which no deferred tax asset recorded	10
U.S. federal
Income Tax [Line Items]
Net operating loss carryforwards	1,570
Net operating loss carryforwards, subject to limitation	1,474
U.S. state
Income Tax [Line Items]
Net operating loss carryforwards	6,494
UK
Income Tax [Line Items]
Tax (benefit) expense	$ 234	$ 0	$ 107